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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                                     SEC FILE NUMBER: 000-10120

                                                      CUSIP NUMBER:____________

(Check One):  [ ] Form 10-K       [ ] Form 20-F            [ ]  Form 11-K
              [X] Form 10-Q       [ ] Form N-SAR


              For Period Ended:           March 31, 2001
                                 -----------------------------------

              [   ]  Transition Report on Form 10-K
              [   ]  Transition Report on Form 20-F
              [   ]  Transition Report on Form 11-K
              [   ]  Transition Report on Form 10-Q
              [   ]  Transition Report on Form N-SAR

              For the Transition Period Ended:
                                               ---------------------------------

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


PART I - REGISTRANT INFORMATION

Full Name of Registrant FAFCO, INC.
                        -----------------------------------------------------

Former Name if Applicable N/A
                          -----------------------------------------------------

Address of Principal Executive Office (Street and Number): 435 Otterson Drive
                                                           --------------------

City, State and Zip Code: Chico, California 95928-8207
                          -----------------------------------------------------


PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without reasonable effort or expense and the registrant seeks relief pursuant to Rule 12-b-25(b), the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without reasonable effort or expense;

[ ] (b) The subject annual report, semi-annual report, transition report on Form 10-KSB, Form 20-F, 11-K, or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-QSB, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.



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PART III - NARRATIVE

     State below in reasonable detail the reasons why the Form 10-KSB, 11-K, 10-QSB, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets if Needed)

          During the fiscal year ended December 31, 2000 (the "Last Fiscal Year"), we completed a relocation of our corporate offices from the San Francisco Bay Area to Chico, California. As a result of the relocation, all members of our accounting staff terminated their employment with us. Because of the difficulties we encountered in recruiting qualified individuals to replace our accounting staff, the completion of our financial statements for the Last Fiscal Year, and the audit of such financial statements, were delayed. This delay, along with additional difficulties encountered with timely completion of our quarterly financial review process, have made it impossible to file our Quarterly Reports on Form 10-Q for the fiscal quarters ended March 31, 2001 and June 30, 2001 on a timely basis. We are currently working diligently to complete and file such reports at the earliest practicable date.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

     Nancy Garvin               (530)            332-2100
     --------------------------------------------------------------------------
     (Name)                     (Area Code)      (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [ ] Yes [ x ] No

     As indicated above, the Company's Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2001 has not yet been filed.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject
     report or portion thereof?  [ ]  Yes   [ x ]  No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                   FAFCO, INC.
                            ------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  August 15, 2001               By: /s/ ALEX WATT
       ---------------                   ---------------------------------------
                                         Alex Watt, Executive Vice President

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.


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                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).


                              GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5. Electronic Filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (Sections 232.201 or 232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (Section 232.13(b)of this chapter).